Financial risk management - Schedule of borrowing changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk management
Liabilities arising from financing activities, beginning balance	€ 4,838	€ 5,362
Cash flows	(585)	(592)
Non-cash changes:
Acquisitions through business combinations	63
Changes in foreign exchange rates	(69)	32
Changes in fair value	6	(42)
Reclassification between long-term and short-term	0	0
Liabilities associated with assets held for sale		(30)
Additions	342	117
Other	(2)	(9)
Liabilities arising from financing activities, ending balance	4,593	4,838
Long-term interest-bearing liabilities
Risk management
Liabilities arising from financing activities, beginning balance	2,918	3,637
Cash flows	(724)	(361)
Non-cash changes:
Acquisitions through business combinations	0
Changes in foreign exchange rates	(124)	64
Changes in fair value	13	(5)
Reclassification between long-term and short-term	246	(417)
Liabilities associated with assets held for sale		0
Additions	0	0
Other	0	0
Liabilities arising from financing activities, ending balance	2,329	2,918
Short-term interest-bearing liabilities
Risk management
Liabilities arising from financing activities, beginning balance	969	554
Cash flows	360	(6)
Non-cash changes:
Acquisitions through business combinations	6
Changes in foreign exchange rates	(3)	2
Changes in fair value	0	0
Reclassification between long-term and short-term	(246)	417
Liabilities associated with assets held for sale		0
Additions	0	0
Other	(2)	2
Liabilities arising from financing activities, ending balance	1,084	969
Derivatives held to hedge long-term borrowings
Risk management
Liabilities arising from financing activities, beginning balance	88	174
Cash flows	0	0
Non-cash changes:
Acquisitions through business combinations	0
Changes in foreign exchange rates	99	(49)
Changes in fair value	(7)	(37)
Reclassification between long-term and short-term	0	0
Liabilities associated with assets held for sale		0
Additions	0	0
Other	0	0
Liabilities arising from financing activities, ending balance	180	88
Lease liabilities
Risk management
Liabilities arising from financing activities, beginning balance	863	997
Cash flows	(221)	(225)
Non-cash changes:
Acquisitions through business combinations	57
Changes in foreign exchange rates	(41)	15
Changes in fair value	0	0
Reclassification between long-term and short-term	0	0
Liabilities associated with assets held for sale		(30)
Additions	342	117
Other	0	(11)
Liabilities arising from financing activities, ending balance	€ 1,000	€ 863